1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

September 21, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 1,972

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 1,972 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to iShares MSCI China A ETF, a series of the Trust (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment is being filed to reflect the change in the Fund’s underlying index as stated in the table below, to reflect corresponding changes to the Fund’s principal investment strategies and to make such other non-material changes as the Trust deems appropriate.

Prior Underlying Index	New Underlying Index
MSCI China A International Index	MSCI China A Inclusion Index

The following information is provided to assist the staff of the Commission in its review of the Registration Statement.

Investment Objectives and Strategies

The Fund seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

The Fund seeks to track the investment results of the MSCI China A Inclusion Index (the “Underlying Index”), which is designed to measure the equity market performance in the People’s Republic of China (“China” or the “PRC”), as represented by “A-shares” (as defined below) that are accessible through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). “A-shares” are equity securities of companies based in China that trade on the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”).

The Underlying Index is designed to track the inclusion of A-shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. (the “Index Provider” or “MSCI”) by applying eligibility criteria for the MSCI Global Investable Market Indexes (“GIMI”), and then excluding mid- and small- capitalization A-shares (as determined by MSCI), A-shares suspended for trading for more than 50 days in the past 12 months and A-shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization available to foreign investors and includes only large- capitalization companies, as determined by MSCI. As of July 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time. Prior to the selection of the Underlying Index on April 26, 2018, the Fund tracked the MSCI China A International Index.

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Deepa Damre, Esq.

Michael Gung

Nicole Hwang

George Rafal

Jaeyoung Choi